NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about our partnership's wholly-owned subsidiaries as of December 31, 2017 and 2016:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2017	2016	2017	2016
Business Services
Financial advisory services business	BFIN	Canada	100%	100%	100%	100%
Residential real estate services business	Brookfield RPS Limited	Canada	100%	100%	100%	100%
Construction Services
Construction services business	Multiplex	Australia	100%	100%	100%	100%

The following table presents details of non-wholly owned subsidiaries of our partnership:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2017	2016	2017	2016
Business Services
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	80%	90%	80%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Fuel marketing business	BG Fuels	Canada	100%	—	26%	—
Australian facilities management business	BGIS Australia Pty Ltd.	Australia	100%	100%	26%	26%
Canadian facilities management business	BGIS Global Integrated Solutions Canada L.P.	Canada	100%	100%	26%	26%
Cold storage logistics	Nova Cold Logistics	Canada	100%	100%	25%	25%
Road fuel distribution business	Greenergy Fuels Holding Limited	United Kingdom	85%	—	14%	—
Industrial operations
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Graphite electrode manufacturing business	GrafTech International Ltd.	United States of America	100%	100%	34%	34%
Water distribution and sewage treatment company	BRK Ambiental	Brazil	70%	—	26%	—
Infrastructure support products manufacturing business	Armtec L.P.	Canada	100%	100%	25%	25%
Palladium mining operation	North American Palladium Ltd.	Canada	92%	92%	23%	23%
Energy
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	78%	72%	56%	39%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	41%	41%
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrial operations	1,016	4,820	582	2,600	1,646	15	(20)	18	25	1,988
Energy	79	992	322	131	267	(19)	61	(14)	—	350
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814

	Year Ended December 31, 2016
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$437	$494	$402	$253	$1,347	$25	$5	$15	$8	$198
Industrial operations	728	1,262	282	563	1,279	(226)	28	(148)	—	774
Energy	47	1,087	67	459	212	(97)	14	(58)	10	357
Total	$1,212	$2,843	$751	$1,275	$2,838	$(298)	$47	$(191)	$18	$1,329

	Year Ended December 31, 2015
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$274	$420	$232	$213	$917	$126	$(24)	$15	$13	$152
Industrial operations	692	1,499	287	817	855	(31)	(58)	(18)	3	673
Energy	54	1,190	33	524	314	70	(120)	40	2	407
Total	$1,020	$3,109	$552	$1,554	$2,086	$165	$(202)	$37	$18	$1,232
The following table outlines the composition of accumulated non-controlling interest ("NCI") related to the interest of others presented in the partnership's Consolidated Statements of Financial Position:

(US$ MILLIONS)	2017	2016
NCI related to material non-wholly owned subsidiaries
Business services	$476	$198
Industrial operations	1,988	774
Energy	350	357
Total NCI in material non-wholly owned subsidiaries	$2,814	$1,329
Total individually immaterial NCI balances	212	208
Total NCI	$3,026	$1,537